UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21504

Advent/Claymore Enhanced Growth & Income Fund

(Exact name of registrant as specified in charter)

1065 Avenue of the Americas, New York, NY	10018
(Address of principal executive offices)	(Zip code)

Robert White, Treasurer

1065 Avenue of the Americas

New York, NY 10018

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 479-0675

Date	of fiscal year end: October 31

Date	of reporting period: July 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Attached hereto.

Advent/Claymore Enhanced Growth & Income Fund

Portfolio of Investments | July 31, 2006 (unaudited)

Number of Shares		Value
	Common Stocks - 62.6%
	Aluminum, Steel and Other Metals - 4.1%
50,000	Alcan, Inc. (Canada)(a)	$2,288,000
20,000	Companhia Siderurgica Nacional SA ADR (Brazil)(a)	646,600
135,000	Freeport-McMoRan Copper & Gold, Inc., Class B (a)(b)	7,365,600

		10,300,200

	Aerospace and Defense - 0.3%
30,000	Saab AB, Class B (Sweden)	729,209

	Automotive - 0.6%
60,000	Suzuki Motor Corp. (Japan)	1,470,704

	Beverages, Food and Tobacco - 5.1%
432,404	Aker Seafoods ASA (Norway)	2,110,365
85,000	Bunge Ltd. (Bermuda)(a)	4,639,300
100,000	Imperial Tobacco Group PLC (United Kingdom)	3,267,339
50,000	Loews Corp. - Carolina Group (a)	2,869,000

		12,886,004

	Buildings Products and Services - 1.8%
80,000	Cemex S.A. de C.V. ADR (Mexico)(a)(c)	2,265,600
15,000	Compagnie de Saint-Gobain (France)	1,070,052
15,000	Holcim Ltd. (Switzerland)	1,170,057

		4,505,709

	Chemicals - 1.9%
125,000	Celanese Corp. Ser. A (a)	2,401,250
60,000	E.I. Du Pont de Nemours & Co. (a)	2,379,600

		4,780,850

	Commercial Services - 0.4%
70,000	Quanta Services, Inc. (a)(c)	1,117,200

	Computers - Software and Peripherals - 2.9%
20,000	Apple Computer, Inc. (a)(c)	1,359,200
100,000	Seagate Technology (Cayman Islands)(a)(c)	2,320,000
130,000	Square Enix Co., Ltd. (Japan)	2,698,038
50,000	Western Digital Corp. (a)(c)	877,000

		7,254,238

	Diversified Manfacturing Operations - 3.0%
125,000	General Electric Co. (a)	4,086,250
675,000	Kawasaki Heavy Industries Ltd. (Japan)	2,052,694
18,000	Siemens AG ADR (Germany)(a)	1,453,140

		7,592,084

	Electronic Equipment and Components - 5.2%
55,000	Cymer, Inc. (a)(c)	2,151,600
110,000	Intel Corp. (a)	1,980,000
20,000	Itron, Inc. (c)	930,800
170,000	Jabil Circuit, Inc. (a)	3,927,000
80,000	MEMC Electronic Materials, Inc. (a)(c)	2,433,600
60,000	Texas Instruments, Inc. (a)	1,786,800

		13,209,800

	Engineering - 0.4%
85,000	ABB Ltd. ADR (Switzerland)(a)	1,099,050

	Financial Services - 8.5%
50,000	Bank of America Corp. (a)(b)	2,576,500
25,000	Federated Investors, Inc., Class B	775,250
40,000	Fifth Third Bancorp (a)	1,525,600
35,000	Fortis (Belguim)	1,243,927
200,000	Mitsubishi UFJ Financial Group, Inc. ADR (Japan)(a)	2,790,000
50,000	New York Community Bancorp, Inc. (a)	816,500
40,000	PNC Financial Services Group, Inc. (a)	2,833,600
40,000	T. Rowe Price Group, Inc. (a)	1,652,400
100,000	TD Ameritrade Holding Corp. (a)(c)	1,638,000
100,000	UCBH Holdings, Inc. (a)	1,668,000
75,000	Wachovia Corp. (a)	4,022,250

		21,542,027

	Health Care Products and Services - 0.9%
68,300	MDS, Inc. (Canada)	1,251,487
20,000	Omnicare, Inc. (a)	905,200

		2,156,687

	Internet - 4.0%
225,000	CNET Networks, Inc. (a)(c)	1,899,000
50,000	Digital River, Inc. (a)(c)	2,242,000
20,000	Expedia, Inc. (a)(c)	268,000
50,000	Websense, Inc. (a)(c)	937,500
175,000	Yahoo!, Inc. (a)(b)(c)	4,749,500

		10,096,000

	Leisure and Entertainment - 1.1%
30,000	Boyd Gaming Corp. (a)	1,006,200
109,375	InterContinental Hotels Group PLC ADR (United Kingdom)	1,776,250

		2,782,450

	Mining - 1.0%
178,400	Frontera Copper Corp. (Canada)(c)(d)	726,070
25,000	Glamis Gold Ltd. (a)(c)	920,250
40,000	Gold Fields Ltd. ADR (South Africa)(a)	834,000

		2,480,320

	Oil and Gas - 6.6%
10,000	Encore Acquisition Co. (a)(c)	304,600
12,000	Linde AG (Germany)	1,013,008
20,000	National-Oilwell Varco, Inc. (a)(c)	1,340,800
550,000	Ocean Rig ASA (Norway)(c)	3,513,665
50,000	Petro-Canada (Canada)(a)	2,237,500
230,300	SeaDrill Ltd. (Bermuda)(c)	2,996,680
20,000	Suncor Energy, Inc. (Canada)(a)	1,621,000
40,000	Sunoco, Inc. (a)	2,781,600
17,200	YPF SA ADR (Argentina)	766,432

		16,575,285

	Pharmaceuticals - 2.0%
25,000	Cephalon, Inc. (a)(c)	1,643,500
275,000	CV Therapeutics, Inc. (a)(c)	3,368,750

		5,012,250

	Real Estate Investment Trusts - 0.9%
25,000	Global Signal, Inc. (a)	1,141,250
100,000	Saxon Capital, Inc. (a)	1,131,000

		2,272,250

	Retail - Specialty Stores - 1.8%
150,000	Dollar General Corp. (a)	2,013,000
90,000	Gap, Inc. (The)(a)(b)	1,561,500
30,000	Swatch Group AG (Switzerland)	1,090,267

		4,664,767

	Telecommunications - 5.9%
1	BCE, Inc. (Canada)	11
50,000	Comverse Technology, Inc. (a)(c)	969,000
100,000	Magyar Telekom Telecommunications ADR (Hungary)	2,088,000
50,000	Motorola, Inc. (a)	1,138,000
250,000	Sprint Nextel Corp. (a)	4,950,000
100,000	Telefonaktiebolaget LM Ericsson ADR (Sweden)(a)	3,148,000
237,211	Turkcell Iletisim Hizmetleri AS ADR (Turkey)	2,701,833
1	Windstream Corp.	15

		14,994,859

	Transportation - 3.7%
145,000	AMR Corp. (a)(c)	3,190,000
40,000	CSX Corp. (a)	2,427,200
50,000	Norfolk Southern Corp. (a)	2,171,000
70,000	SkyWest, Inc. (a)	1,697,500

		9,485,700

	Utilities - 0.5%
20,000	Nalco Holding Co. (a)(c)	337,000
20,000	NRG Energy, Inc. (a)(c)	985,000

		1,322,000

	Total Common Stocks - 62.6% (Cost $167,003,917)	158,329,643

	Convertible Preferred Stocks - 5.1%
	Communications Equipment - 2.4%
6,000	Lucent Technologies Capital Trust I, 7.75%, 2017 (a)	6,042,000

	Financial Services - 0.8%
43,573	Lehman Brothers Holdings, Inc., 3.00%, 2008	2,048,367

	Oil and Gas - 0.5%
631	Chesapeake Energy Corp., 6.25%, 2009	176,692
10,000	Chesapeake Energy Corp., 5.00%, 2049 (a)	1,074,010

		1,250,702

	Transportation - 1.0%
75,000	Continental Airlines Finance Trust II, 6.00%, 2030 (a)	2,446,875

	Utilities - 0.4%
4,000	NRG Energy, Inc., 5.75%, 2009	1,003,500

	Total Convertible Preferred Stocks - 5.1% (Cost $12,372,201)	12,791,444

	Corporate Bonds - 20.5%
	Building Products and Services - 0.4%
$1,000,000	U.S. Concrete, Inc., B-
	8.375%, 4/01/14, Senior Subordinated Notes (d)	990,000

	Communications, Media and Entertainment - 1.6%
3,000,000	AMC Entertainment, Inc., CCC+
	9.875%, 2/01/12, Senior Subordinated Notes (a)(b)	3,026,250
1,000,000	Affinion Group, Inc., B-
	11.50%, 10/15/15, Senior Subordinated Notes (d)	1,002,500

		4,028,750

	Computers - Software and Peripherals - 0.8%
2,000,000	SunGard Data Systems, Inc., B-
	10.25%, 8/15/15, Company Guarantee Notes	2,027,500

	Electronic Equipment and Components - 0.8%
2,000,000	Spansion, Inc., B
	11.25%, 1/15/16, Senior Notes (d)	2,045,000

	Financial Services - 1.2%
3,000,000	General Motors Acceptance Corp., BB
	8.00%, 11/01/31, Notes (a)(b)	2,942,109

	Health Care Products and Services - 1.8%
2,000,000	Encore Medical Corp., CCC+
	9.75%, 10/01/12, Company Guarantee Notes	2,190,000
2,500,000	Hanger Orthopedic Group, Inc., CCC+
	10.25%, 6/01/14, Senior Notes (d)	2,481,250

		4,671,250

	Industrial Services - 0.9%
2,025,000	Seitel, Inc., NR
	11.75%, 7/15/11, Senior Notes	2,278,125

	Mining - 1.5%
3,500,000	Hudson Bay Mining and Smelting Co., Ltd., B
	9.625%, 1/15/12, Secured Notes (Canada)	3,832,500

	Oil and Gas - 2.4%
1,000,000	Brigham Exploration Co., B-
	9.625%, 5/01/14, Senior Notes (d)	982,500
3,000,000	Ocean Rig ASA, NR
	9.48%, 4/04/11, Senior Notes (Norway)(e)	3,000,000
2,000,000	PetroJack ASA, NR
	10.22%, 5/30/12, Secured Notes (Norway)(d)(e)	2,000,000

		5,982,500

	Retail - Specialty Stores - 1.8%
2,000,000	Harry & David Holdings, Inc., B-
	9.00%, 3/01/13, Company Guarantee Notes	1,805,000
3,000,000	The Jean Coutu Group, Inc., B-
	8.50%, 8/01/14, Senior Subordinated Notes (Canada)(a)(b)	2,801,250

		4,606,250

	Special Purpose Entity - 5.0%
12,599,995	Dow Jones CDX HY, Ser. 3-4, NR
	10.50%, 12/29/09 (d)	12,725,995

	Telecommunications - 1.5%
1,500,000	CCH I LLC, CCC-
	11.00%, 10/01/15, Company Guarantee Notes	1,346,250
1,500,000	Hawaiian Telcom Communications, Inc., Ser. B, CCC+
	12.50%, 5/01/15, Senior Subordinated Notes (d)	1,582,500
1,000,000	Nortel Networks Corp., B-
	6.875%, 9/01/23, Notes (Canada)	795,000

		3,723,750

	Utilities - 0.8%
2,000,000	AES Dominicana Energia Finance SA, B-
	11.00%, 12/13/15, Senior Notes (Dominican Republic)	2,010,000

	Total Corporate Bonds - 20.5% (Cost $54,108,916)	51,863,729

	Convertible Bonds - 10.6%
	Aluminum, Steel and Other Metals - 0.8%
2,000,000	AngloGold Holdings PLC, NR
	2.375%, 2/27/09, Convertible Notes (United Kingdom)	2,036,800

	Chemicals - 1.2%
2,000,000	Bayer Capital Corp. BV, BBB-
	6.625%, 6/1/09, Subordinated Convertible Debentures, (Netherlands)	2,938,718

	Computers - Software and Peripherals - 0.8%
3,000,000	Gateway, Inc., NR
	2.00%, 12/31/11, Senior Convertible Notes (a)	2,163,750

	Electronic Equipment and Components - 1.0%
1,000,000	Mentor Graphics Corp., NR
	6.81%, 8/06/23, Subordinated Convertible Notes (e)	993,800
1,500,000	Powerchip Semiconductor Corp., Ser. REGS, NR
	0.00%, 6/30/11, Convertible Debentures (Taiwan)	1,562,654

		2,556,454

	Financial Services - 2.4%
62,138	Merrill Lynch & Co., Inc., Ser. ECA, A+
	8.00%, 10/26/06, Convertible Notes (d)(f)	3,327,490
3,000,000	Merrill Lynch & Co., Inc., Ser. C, A+
	3.00%, 5/12/08, Notes	2,854,200

		6,181,690

	Health Care Products and Services - 1.1%
1,000,000	LifePoint Hospitals, Inc., B+
	3.25%, 8/15/25, Senior Subordinated Convertible Notes (a)	885,000
2,000,000	Omnicare, Inc., BB+
	3.25%, 12/15/35, Senior Convertible Notes	1,815,000

		2,700,000

	Real Estate Investment Trusts - 1.1%
3,000,000	American Financial Realty Trust, NR
	4.375%, 7/15/24, Senior Convertible Notes	2,797,500

	Telecommunications - 1.3%
3,500,000	ADC Telecommunications, Inc., NR
	5.795%, 6/15/13, Subordinated Convertible Notes (e)	3,220,000

	Transportation - 0.9%
2,500,000	UAL Corp., NR
	5.00%, 2/1/21, Convertible Debentures (a)	2,271,000

	Total Convertible Bonds - 10.6% (Cost $24,055,530)	26,865,912

	Total Investments - 98.8% (Cost $257,540,564)	249,850,728
	Other assets in excess of liabilities - 2.3%	5,780,936
	Total Options Written - (1.1%)	(2,657,660)

	Net Assets - 100.0%	$252,974,004

ADR - American Depositary Receipt.

GDR - Global Depositary Receipt.

PLC - Public Limited Company.

(a)	All or a portion of this security position represents cover (directly or through conversion rights) for outstanding options written.

(b)	All or a portion of these securities with an aggregate market value of $20,154,629 have been physically segregated to collateralize written call options.

(c)	Non-income producing security.

(d)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, these securities amounted to 11.0% of net assets.

(e)	Variable rate or floating security. The rate shown is as of July 31, 2006.

(f)	Variable principal amount dependent upon the value of EnCana stock.

Ratings shown are per Standard & Poor's. Securities classified as NR are not rated by Standard & Poor's.

See previously submitted notes to financial statements for the period ending April 30, 2006.

Advent/Claymore Enhanced Growth and Income Fund

Portfolio of Investments | July 31, 2006 (unaudited)

Contracts (100 shares per contract)	Call Options Written (a)	Expiration Date	Exercise Price	Market Value
350	ABB Ltd. ADR	September 2006	$12.50	$31,500
250	Alcan, Inc.	September 2006	50.00	28,750
1	AMC Entertainment, Inc. (b)	December 2006	99.50	71,280
1,450	AMR Corp.	August 2006	25.00	50,750
200	Apple Computer, Inc.	September 2006	70.00	66,000
250	Bank of America Corp.	August 2006	47.50	100,000
100	Boyd Gaming Corp.	September 2006	40.00	2,500
150	Bunge Ltd.	August 2006	50.00	73,500
200	Celanese Corp.	August 2006	22.50	5,000
200	Cemex S.A. de C.V. ADR	September 2006	30.00	18,000
250	Cephalon, Inc.	September 2006	70.00	61,250
100	Chesapeake Energy Corp.	September 2006	35.00	7,000
500	CNET Networks, Inc.	September 2006	10.00	7,500
200	Companhia Siderurgica Nacional SA ADR	September 2006	35.00	23,000
100	Comverse Technology, Inc.	September 2006	22.50	5,500
200	Continental Airlines Finance Trust II	September 2006	35.00	5,000
400	CSX Corp.	September 2006	65.00	52,000
750	CV Therapeutics, Inc.	September 2006	15.00	22,500
300	Cymer, Inc.	September 2006	40.00	60,000
250	Digital River, Inc.	August 2006	40.00	130,000
100	Dollar General Corp.	September 2006	12.50	10,500
100	E.I. Du Pont de Nemours & Co.	September 2006	40.00	10,000
100	EnCana Corp.	September 2006	60.00	8,000
100	Encore Acquisition Co.	August 2006	25.00	54,000
200	Expedia, Inc.	September 2006	15.00	4,000
200	Fifth Third Bancorp	September 2006	40.00	8,000
1,000	Freeport-McMoRan Copper & Gold, Inc.	September 2006	55.00	370,000
900	Gap, Inc. (The)	August 2006	17.50	54,000
130	Gateway, Inc.	January 2007	5.00	650
100	General Electric Co.	August 2006	32.50	6,000
1	General Motors Acceptance Corp. (b)	December 2006	96.00	137,190
250	Glamis Gold Ltd.	September 2006	40.00	42,000
65	Global Signal, Inc.	September 2006	45.00	12,025
400	Gold Fields Ltd. ADR	September 2006	22.50	40,000
500	Intel Corp.	September 2006	17.50	47,500
500	Jabil Circuit, Inc.	August 2006	27.50	2,500
100	LifePoint Hospitals, Inc.	August 2006	35.00	7,000
500	Loews Corp. - Carolina Group	September 2006	55.00	190,000
400	Lucent Technologies Capital Trust I	January 2007	5.00	2,000
400	MEMC Electronic Materials, Inc.	September 2006	35.00	48,000
100	Mitsubishi UFJ Financial Group, Inc. ADR	August 2006	15.00	500
250	Motorola, Inc.	September 2006	22.50	28,750
100	Nalco Holding Co.	September 2006	17.50	2,000
100	National-Oilwell Varco, Inc.	August 2006	70.00	12,000
137	New York Community Bancorp, Inc.	August 2006	17.50	685
500	Norfolk Southern Corp.	September 2006	45.00	62,500
300	NRG Energy, Inc.	September 2006	55.00	15,000
100	Omnicare, Inc.	September 2006	50.00	5,500
400	Petro-Canada	September 2006	50.00	16,000
400	PNC Financial Services Group, Inc.	September 2006	70.00	110,000
100	Quanta Services, Inc.	September 2006	17.50	3,500
400	Saxon Capital, Inc.	October 2006	10.00	66,000
500	Seagate Technology	September 2006	25.00	35,000
100	Siemens AG ADR	August 2006	85.00	4,000
200	SkyWest, Inc.	August 2006	25.00	10,500
500	SkyWest, Inc.	October 2006	30.00	17,500
500	Sprint Nextel Corp.	August 2006	20.00	33,000
200	Suncor Energy, Inc.	September 2006	90.00	35,000
200	Sunoco, Inc.	September 2006	75.00	37,000
400	T. Rowe Price Group, Inc.	August 2006	37.50	158,000
400	TD Ameritrade Holding Corp.	August 2006	20.00	2,000
250	Telefonaktiebolaget LM Ericsson ADR	September 2006	35.00	8,750
200	Texas Instruments, Inc.	August 2006	32.50	2,000
1	The Jean Coutu Group, Inc. (b)	December 2006	94.00	41,580
200	UAL Corp.	September 2006	40.00	1,500
250	UCBH Holdings, Inc.	September 2006	20.00	6,250
250	Wachovia Corp.	August 2006	55.00	8,750
250	Websense, Inc.	September 2006	20.00	12,500
250	Western Digital Corp.	September 2006	17.50	32,500
500	Yahoo!, Inc.	September 2006	30.00	15,000

	Total Call Options Written (Premiums received $2,114,792)			$2,657,660

(a)	Non-income producing security.

(b)	Each contract represents the entire principal amount of the fixed-income security that covers the written option.

Country Breakdown as of Total Investments*
United States	70.4%
Norway	4.3%
Canada	4.2%
Japan	3.6%
Bermuda	3.1%
United Kingdom	2.8%
Sweden	1.6%
Netherlands	1.2%
Turkey	1.1%
Germany	1.0%
Cayman Islands	0.9%
Mexico	0.9%
Switzerland	0.9%
Hungary	0.8%
Dominican Republic	0.8%
Taiwan	0.6%
Belgium	0.5%
France	0.4%
South Africa	0.3%
Argentina	0.3%
Brazil	0.3%

*	Subject to change daily.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that may have materially affected or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advent/Claymore Enhanced Growth & Income Fund

By:	/s/ Tracy V. Maitland
Tracy V. Maitland
President and Chief Executive Officer
Date:	September 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Tracy V. Maitland
Tracy V. Maitland
President and Chief Executive Officer
Date:	September 22, 2006

By:	/s/ Robert White
Robert White
Treasurer and Chief Financial Officer
Date:	September 22, 2006